Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income by Component

The changes in Accumulated other comprehensive loss by component, net of tax, are as follows:

	Foreign currency	Unrealized loss on available-for- sale securities	Unrealized loss on derivative instruments	Other comprehensive loss on pension liability	Total
	(In thousands)
Balance at December 31, 2015	$(16,346)	$(2,900)	$(2,255)	$(7,026)	$(28,527)
Other comprehensive income (loss) before reclassifications	—	996	(2,638)	906	(736)
Amounts reclassified from accumulated other comprehensive loss	—	(1,204)	1,763	—	559

Net current period other comprehensive (loss) income	—	(208)	(875)	906	(177)

Balance at December 31, 2016	$(16,346)	$(3,108)	$(3,130)	$(6,120)	$(28,704)

Schedule of Reclassification out of Accumulated Other Comprehensive Income

Reclassifications out of Accumulated other comprehensive loss are as follows:

	For the Twelve Months Ended December 31, 2016
	(In thousands)
Details about accumulated other comprehensive loss components	Amount reclassified from Accumulated other comprehensive loss, net of tax	Affected line item in the Consolidated Statements of Income
Unrealized net gains on available-for-sale securities	$(1,204)	Other expense, net
Unrealized net losses on cash flow hedges	1,763	Operating expenses	*

	$559

*	Operating expenses amounts allocated to Research and development, Sales, marketing and services, and General and administrative are not individually significant.